Deferred Policy Acquisition Costs - Rollforward of DSI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	$ 7,949	$ 7,241	$ 7,939
Capitalizations	991	1,000	889
Amortization expense	(1,420)	(1,046)	(532)
Change related to unrealized (appreciation) depreciation of investments	5,631	760	(1,085)
Balance, end of year	13,087	7,949	7,241
Value Of Business Acquired
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	109	122	130
Balance, end of year	92	109	122
Deferred Sale Inducements
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	307	285	437
Capitalizations	8	11	11
Amortization expense	(95)	(116)	(64)
Change related to unrealized (appreciation) depreciation of investments	669	127	(99)
Balance, end of year	$ 889	$ 307	$ 285